Gator Capital Long/Short Fund
Schedule of Investments
January 31, 2022 - (Unaudited)
COMMON STOCKS — LONG — 90.34% Shares Fair Value
Application Software — 1.93%
Loyalty Ventures, Inc.
(a)
14,000 $ 410,340
Banks — 27.36%
Axos Financial, Inc.
(a)
5,900 303,850
Bridgewater Bancshares, Inc.
(a)
24,000 426,960
ConnectOne Bancorp, Inc. 9,400 300,894
Dime Community Bancshares, Inc. 7,063 246,922
Financial Institutions, Inc. 4,520 145,725
First BanCorp. 62,800 913,741
First Business Financial Services, Inc. 7,500 252,600
First Citizens BancShares , Inc., Class A 471 366,947
First Internet Bancorp 10,000 502,600
Flushing Financial Corp. 12,100 285,681
Meridian Bancorp, Inc. 6,874 242,309
OFG Bancorp 24,700 683,449
Popular, Inc. 7,000 624,190
Republic First Bancorp, Inc.
(a)
63,200 271,760
UMB Financial Corp. 2,500 246,125
5,813,753
Casinos & Gaming — 1.83%
Las Vegas Sands Corp.
(a)
6,000 262,800
Melco Resorts & Entertainment Ltd. - ADR
(a)
12,000 126,720
389,520
Coal Mining — 1.48%
SunCoke Energy, Inc. 46,000 315,100
Computer Hardware & Storage — 1.53%
Dell Technologies, Inc., Class C
(a)
4,000 227,240
Hewlett Packard Enterprise Co. 6,000 97,980
325,220
Consumer Finance — 11.93%
Ally Financial, Inc. 13,000 620,360
Navient Corp. 42,063 733,158
OneMain Holdings, Inc. 12,500 645,750
Synchrony Financial 12,600 536,634
2,535,902
Diversified Banks — 3.02%
Barclays PLC, Sponsored - ADR 59,000 642,510
Fabricated Metal & Hardware — 1.12%
Ampco -Pittsburgh Corp.
(a)
41,622 237,662
Infrastructure Software — 1.07%
VMware, Inc., Class A 1,762 226,382
Institutional Brokerage — 0.64%
Arlington Asset Investment Corp., Class A
(a)
39,625 135,914
Insurance Brokers & Services — 0.58%
Kingstone Cos., Inc. 22,629 122,649

Gator Capital Long/Short Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS — LONG — 90.34% - continued Shares Fair Value
Internet Media & Services — 2.59%
Groupon, Inc.
(a)
18,000 $ 549,720
Investment Companies — 3.62%
BBX Capital, Inc.
(a)
69,638 768,803
IT Services — 0.87%
Kyndryl Holdings, Inc.
(a)
11,000 185,680
Life Insurance — 4.35%
Jackson Financial, Inc., Class A 24,100 924,717
Local TV & Radio Broadcast — 0.75%
Audacy , Inc.
(a)
66,000 159,720
Mortgage Finance — 8.83%
Enact Holdings, Inc.
(a)
25,687 562,032
MGIC Investment Corp. 28,900 438,702
New Residential Investment Corp. 29,200 310,980
PennyMac Financial Services, Inc. 9,000 564,300
1,876,014
P&C Insurance — 5.53%
Ambac Financial Group, Inc.
(a)
18,700 264,979
Arch Capital Group Ltd.
(a)
10,000 463,200
NMI Holdings, Inc., Class A
(a)
18,000 445,320
1,173,499
Private Equity — 2.31%
Victory Capital Holdings, Inc., Class A 15,022 490,769
Professional Services — 0.97%
H&R Block, Inc. 9,000 205,740
Real Estate Services — 2.79%
Realogy Holdings Corp.
(a)
36,000 594,000
Steel Producers — 1.66%
United States Steel Corp. 17,000 352,240
Wealth Management — 3.58%
Ameriprise Financial, Inc. 2,500 760,775
Total Common Stocks — Long— (Cost $13,924,269) 19,196,629
PREFERRED STOCKS — LONG — 0.41% Shares Fair Value
Specialty Finance — 0.41%
Federal National Mortgage Association
(a)
9,625 41,965
Federal National Mortgage Association, Series R, 7.63%
(a)
20,250 44,145
Total Preferred Stocks — Long— (Cost $176,270) 86,110
WARRANTS — LONG — 0.30% Shares Fair Value
Ampco -Pittsburgh Corp., Expires 08/01/25, Strike Price $6
(a)
91,000 $ 62,790
Total Warrants — Long— (Cost $27,297) 62,790

Gator Capital Long/Short Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
MONEY MARKET FUNDS - 16.57%
First American Treasury Obligations Fund - Class X, 0.01%
(b)
3,520,217 $ 3,520,217
Total Money Market Funds (Cost $3,520,217) 3,520,217
Total Investments — 107.62% (Cost $17,648,052) 22,865,746
Liabilities in Excess of Other Assets — (7.62)% (1,618,913)
NET ASSETS — 100.00% $ 21,246,833
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2022.
ADR - American Depositary Receipt.

Gator Capital Long/Short Fund
Schedule of Securities Sold Short
January 31, 2022 - (Unaudited)
COMMON STOCKS — SHORT — (28.17)% Shares Fair Value
Application Software — (0.18)%
Root, Inc., Class A
(a)
(19,000) $ (38,190)
Auto Parts — (0.05)%
Romeo Power, Inc.
(a)
(4,700) (11,092)
Automobiles — (0.35)%
Tesla, Inc.
(a)
(80) (74,938)
Banks — (20.16)%
Capitol Federal Financial, Inc. (27,000) (300,510)
City Holding Co. (2,301) (184,563)
Commerce Bancshares, Inc. (4,305) (296,658)
Community Bank System, Inc. (2,700) (192,834)
Cullen/Frost Bankers, Inc. (1,900) (267,919)
First Financial Bankshares , Inc. (6,250) (293,688)
First Interstate BancSystem , Inc., Class A (10,481) (385,177)
Glacier Bancorp, Inc. (1,000) (51,930)
Lakeland Financial Corp. (3,000) (239,790)
Northwest Bancshares, Inc. (9,142) (128,994)
Old National Bancorp (22,100) (405,093)
Park National Corp. (1,700) (230,282)
Simmons First National Corp., Class A (13,700) (391,820)
Stock Yards Bancorp, Inc. (3,200) (190,656)
Umpqua Holdings Corp. (21,000) (425,880)
United Bankshares , Inc. (4,500) (158,985)
Westamerica Bancorp (2,400) (139,392)
(4,284,171)
Catalog & TV Based Retailers — (0.40)%
Warby Parker, Inc., Class A
(a)
(2,300) (85,491)
Commercial Vehicles — (0.38)%
Nikola Corp.
(a)
(10,000) (80,300)
Consumer Finance — (1.85)%
SoFi Technologies, Inc.
(a)
(31,500) (393,120)
Infrastructure Software — (0.41)%
Upstart Holdings, Inc.
(a)
(800) (87,208)
Internet Media & Services — (0.33)%
Opendoor Technologies, Inc.
(a)
(7,000) (69,510)
Non-Alcoholic Beverages — (0.42)%
Oatly Group AB - ADR
(a)
(12,500) (88,875)
P&C Insurance — (0.64)%
Lemonade, Inc.
(a)
(600) (19,158)
Metromile , Inc.
(a)
(16,000) (26,560)
Palomar Holdings, Inc.
(a)
(1,700) (89,675)
(135,393)
Packaged Food — (0.49)%
Beyond Meat, Inc.
(a)
(1,600) (104,208)

Gator Capital Long/Short Fund
Schedule of Securities Sold Short (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS — SHORT — (28.17)% - continued Shares Fair Value
Real Estate Services — (1.91)%
Compass, Inc., Class A
(a)
(47,400) $ (406,692)
Wealth Management — (0.60)%
Robinhood Markets, Inc., Class A
(a)
(9,000) (127,350)
Total Common Stocks - Short (Proceeds Received $6,492,516) (5,986,538)
EXCHANGE-TRADED FUNDS — SHORT — (1.04)% Shares Fair Value
Exchange-Traded Funds — (1.04)%
Direxion Daily Financial Bear 3X Shares
(a)
(11,700) (220,545)
Total Exchange-Traded Funds (Cost $(499,663)) (220,545)
TOTAL SECURITIES SOLD SHORT - (29.21)% (Proceeds Received
$6,992,179) (6,207,083)
(a) Non-income producing security.
ADR - American Depositary Receipt.